GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 96.7%	Value
	Oil & Gas - Exploration & Production: 16.9%
11,544	Canadian Natural Resources Ltd.	369,162
4,741	ConocoPhillips	448,451
7,560	Devon Energy Corp.	265,054
2,242	Diamondback Energy Inc.	320,830
348	Diversified Energy Co PLC	4,862
28,114	EnQuest PLC	4,431
2,971	EOG Resources Inc.	333,109
16,508	Pharos Energy PLC	4,662
		1,750,561
	Oil & Gas - Field Services: 8.5%
6,517	Baker Hughes Company	317,508
9,809	Halliburton Company	241,301
9,762	Helix Energy Solutions Group, Inc.*	64,039
7,586	Schlumberger Ltd.	260,731
		883,579
	Oil & Gas - Integrated: 53.6%
83,594	BP PLC	478,581
18,759	Cenovus Energy Inc.	318,548
3,340	Chevron Corp.	518,669
18,601	Eni SpA	324,610
12,613	Equinor ASA	307,528
4,706	Exxon Mobil Corp.	530,601
16,770	Galp Energia Sgps Sa	316,949
4,586	Imperial Oil Ltd.	415,872
6,179	OMV AG	329,455
276,000	PetroChina Co., Ltd. - H Shares	251,106
20,873	Repsol SA	369,135
14,032	Shell PLC	501,825
10,488	Suncor Energy, Inc.	438,950
7,520	Total Energies SE	456,658
		5,558,487
	Oil & Gas - Pipelines and Transportation: 11.4%
6,262	Enbridge Inc.	315,981
10,979	Kinder Morgan Inc.	310,815
5,118	TC Energy Corp	278,308
4,346	Williams Cos Inc/The	275,319
		1,180,423

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 96.7%	Value
	Oil Refining & Marketing: 6.3%
272,000	China Petroleum & Chemical	$141,559
3,004	Valero Energy, Corp.	511,461
		653,020

	Total Common Stocks	10,026,070
	(cost $10,191,390)

	Total Investments in Securities	10,026,070
	(cost $10,191,390): 96.7%

	Other Assets in Excess of Liabilities: 3.3%	345,126

	Net Assets: 100.0%	$10,371,196

*	Non-income producing security.
PLC - Public Limited Company